Other Payables and Accruals (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Accrued payroll	25,189	21,892
Accrued expense	89,581	127,390
Other payables	11,649	10,960
Payable for Collaboration Assets	16,465	22,852
Other tax payables	1,767	1,015
Total	144,651	184,109